OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
OTHER PAYABLES [Abstract]
OTHER PAYABLES
14.	OTHER PAYABLES

Other payables consisted of the following:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Payables for purchase of property and equipment	16,397	257,375	39,558
Other Payables (i)	14,277	997,000	153,236

	30,674	1,254,375	192,794

(i)	The balance as of December 31, 2017 includes advances of RMB997,000,000 (US$153,000,00) from buyers of Beijing Shuo Ge and Beijing Zhao Du (Note 10).